Operating costs and non-underlying items - Summary of Non-underlying items Related to Gross Profit and Operating Costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-underlying Items [Line Items]
Non-underlying items within operating profit before tax	€ (934)	€ (1,064)	€ (1,239)
Acquisition and disposal-related costs(a)	(332)	(69)	(132)
Gain on disposal of group companies	36	8	70
Restructuring costs	(632)	(916)	(1,159)
Impairments	(17)	0	(18)
Other	11	(87)	0
Tax on non-underlying items within operating profit	219	272	309
Non-underlying items within operating profit after tax	(715)	(792)	(930)
Non-underlying items not in operating profit but within net profit before tax	(64)	(36)	35
Share of gain on disposal of Spreads business in Portugal JV	0	0	3
Interest related to the UK tax audit of intangible income and centralised services	10	(56)	0
Non-underlying item net monetary gain/(loss) arising from hyperinflationary economies	(74)	20	32
Tax impact of non-underlying items not in operating profit but within net profit	(41)	(146)	(196)
Taxes related to the reorganisation of our European business	31	(58)	(175)
Taxes related to share buyback as part of Unification	0	(30)	0
Taxes related to the UK tax audit of intangible income and centralised services	(29)	(53)	0
Hyperinflation adjustment for Argentina deferred tax	(43)	(5)	(21)
Non-underlying items not in operating profit but within net profit after tax	(105)	(182)	(161)
Non-underlying items after tax	(820)	(974)	(1,091)
Attributable to:
Non-controlling interest	(30)	(23)	(28)
Shareholders' equity	(790)	(951)	(1,063)
Gain on business disposal			57
Litigation charges		€ 87
ekaterra
Non-underlying Items [Line Items]
Acquisition and disposal-related costs(a)	€ (196)
Non-Current Assets Held for Sale
Attributable to:
Impairment of goodwill			€ 18